BALANCE SHEET COMPONENTS - Accounts Receivable, Net (Details) - USD ($) $ in Thousands		12 Months Ended
		Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounts receivable, gross		$ 55,218	$ 40,895
Less: allowance for credit losses		(807)	(940)	$ (3,768)
Less: allowance for sales returns		(110)	(225)	$ (359)
Accounts receivable, net	[1]	54,301	39,730
Accounts receivable, sale		$ 577,900	$ 336,700

[1]	We have related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd (formerly known as Tianjin Zhonghuan Semiconductor Co., Ltd), SunPower Corporation (“SunPower”) and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Advances to suppliers, current portion,” “Advances to suppliers, net of current portion,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).